Summary of Condensed Financial Statements (Details) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended
		Jan. 31, 2022	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2021	Sep. 30, 2021
Assets
Receivables from brokerage clients, net		$ 24,779				$ 32,357
Other assets		19,931				17,179
Total assets		1,778,588				1,728,672
Liabilities
Bank deposits		24,282				20,917
Payables to brokerage clients		26,895				28,993
Other liabilities		24,718				28,133
Total liabilities		1,676,611				1,628,854
Stockholders' equity		101,977				99,818
Total liabilities and equity		1,778,588				$ 1,728,672
Net Revenues
Net interest revenue	[1]	7,522		$ 7,610
Total net revenues		11,281		10,812
Expenses Excluding Interest
Compensation and benefits		3,278		3,156
Taxes on income		984		827
Net income		3,733		3,277
Preferred stock dividends and other		43		65
Net income available to common shareholders		3,690		3,212
Other comprehensive income (loss)		$ 713		$ (1,877)
Earnings per common shares outstanding – basic (Canadian dollars)		$ 2.03		$ 1.77
Earnings per common shares outstanding – diluted (Canadian dollars)		$ 2.02		$ 1.77
Charles Schwab Corporation [member]
Assets
Receivables from brokerage clients, net			$ 114,560				$ 107,118
Available for sale securities			493,399				466,536
Other assets			236,104				178,247
Total assets			844,063				751,901
Liabilities
Bank deposits			561,357				489,192
Payables to brokerage clients			158,968				139,913
Other liabilities			52,571				51,706
Total liabilities			772,896				680,811
Stockholders' equity			71,167				71,090
Total liabilities and equity			844,063				$ 751,901
Net Revenues
Net interest revenue			2,699		$ 2,357
Asset management and administration fees			1,399		1,286
Trading revenue and other			1,835		1,798
Total net revenues			5,933		5,441
Expenses Excluding Interest
Compensation and benefits			1,763		1,822
Other			1,620		1,697
Total expenses excluding interest			3,383		3,519
Income before taxes on income			2,550		1,922
Taxes on income			558		444
Net income			1,992		1,478
Preferred stock dividends and other			165		111
Net income available to common shareholders			1,827		1,367
Other comprehensive income (loss)			(2,976)		(380)
Total comprehensive income (loss)			$ (1,149)		$ 987
Earnings per common shares outstanding – basic (Canadian dollars)			$ 0.97		$ 0.74
Earnings per common shares outstanding – diluted (Canadian dollars)			$ 0.96		$ 0.74

[1]	Includes $6,623 million and $6,788 million, for the three months ended January 31, 2022 and January 31, 2021, respectively, which have been calculated based on the effective interest rate method (EIRM).